INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
INTANGIBLE ASSETS NET
Total	$ 10,751,426	$ 1,488,333
Impairment of intangible asset	1,108,333	0	$ 0
Amortization expense	$ 380,000	$ 380,000	$ 31,667